T. ROWE PRICE Ultra Short-Term Bond Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 25.2%
Auto Backed  12.6%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 1,075 1,078
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2
5.681%, 5/17/32 (1) 4,613 4,688
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 150 152
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,920 1,936
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 1,522 1,534
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 2,435 2,440
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32 (1) 1,891 1,907
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 3,159 3,183
ARI Fleet Lease Trust
Series 2025-A, Class A2
4.38%, 1/17/34 (1) 8,570 8,586
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.448%, 12/26/31 (1) 1,506 1,511
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  1,035 1,003
Carvana Auto Receivables Trust
Series 2023-N1, Class C
5.92%, 7/10/29 (1) 11,169 11,256
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27 (1) 116 116
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 2,634 2,641

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 1,920 1,933
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 14,825 15,059
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 11,000 11,027
Carvana Auto Receivables Trust
Series 2024-P2, Class A2
5.63%, 11/10/27  811 812
Carvana Auto Receivables Trust
Series 2024-P2, Class A3
5.33%, 7/10/29  3,735 3,772
Carvana Auto Receivables Trust
Series 2025-P2, Class A2
4.56%, 8/10/28  2,955 2,960
Carvana Auto Receivables Trust
Series 2025-P2, Class A3
4.55%, 8/12/30  4,365 4,407
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 5,073 5,106
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 11,199 11,042
Drive Auto Receivables Trust
Series 2024-1, Class B
5.31%, 1/16/29  5,440 5,471
Drive Auto Receivables Trust
Series 2024-2, Class A3
4.50%, 9/15/28  1,665 1,667
Drive Auto Receivables Trust
Series 2024-2, Class B
4.52%, 7/16/29  2,650 2,655
Drive Auto Receivables Trust
Series 2025-1, Class A3
4.73%, 9/15/32  4,250 4,279
Drive Auto Receivables Trust
Series 2025-1, Class B
4.79%, 9/15/32  6,000 6,053
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 3,897 3,922

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 5,225 5,304
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 4,569 4,606
Enterprise Fleet Financing
Series 2024-2, Class A2
5.74%, 12/20/26 (1) 4,713 4,736
Enterprise Fleet Financing
Series 2024-3, Class A2
5.31%, 4/20/27 (1) 1,483 1,490
Enterprise Fleet Financing
Series 2025-2, Class A2
4.51%, 2/22/28 (1) 2,365 2,373
Exeter Automobile Receivables Trust
Series 2021-1A, Class E
2.21%, 2/15/28 (1) 11,045 11,012
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  179 179
Exeter Automobile Receivables Trust
Series 2024-2A, Class B
5.61%, 4/17/28  5,512 5,523
Exeter Automobile Receivables Trust
Series 2024-4A, Class B
5.29%, 8/15/30  4,645 4,665
Exeter Automobile Receivables Trust
Series 2025-3A, Class A3
4.78%, 7/16/29  3,035 3,056
Exeter Automobile Receivables Trust
Series 2025-3A, Class B
4.86%, 2/15/30  3,185 3,226
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  3,685 3,711
Ford Credit Auto Owner Trust
Series 2021-1, Class B
1.61%, 10/17/33 (1) 1,600 1,570
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 4,495 4,515
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 805 813

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,225 3,272
GM Financial Automobile Leasing Trust
Series 2023-2, Class B
5.54%, 5/20/27  3,920 3,924
GM Financial Automobile Leasing Trust
Series 2025-1, Class A4
4.70%, 2/20/29  2,000 2,019
GM Financial Automobile Leasing Trust
Series 2025-1, Class B
4.89%, 2/20/29  3,290 3,326
GM Financial Automobile Leasing Trust
Series 2025-2, Class B
4.80%, 4/20/29  4,200 4,243
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 4,650 4,686
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 6,859 6,896
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 6,860 6,877
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A3
5.02%, 3/15/27 (1) 5,240 5,254
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class B
5.35%, 5/15/28 (1) 3,335 3,359
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 3,095 3,136
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 4,300 4,331
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 322 322
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 3,904 3,932
Octane Receivables Trust
Series 2023-3A, Class A2
6.44%, 3/20/29 (1) 5,321 5,356

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 5,610 5,704
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 438 441
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 3,809 3,795
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  8,832 8,780
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 7,625 7,615
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 10,265 10,236
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  479 479
Santander Drive Auto Receivables Trust
Series 2023-3, Class A3
5.61%, 10/15/27  188 188
Santander Drive Auto Receivables Trust
Series 2024-1, Class B
5.23%, 12/15/28  14,965 15,062
Santander Drive Auto Receivables Trust
Series 2024-5, Class A2
4.88%, 9/15/27  913 913
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  2,200 2,223
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 3,105 3,124
SBNA Auto Lease Trust
Series 2024-B, Class A3
5.56%, 11/22/27 (1) 3,210 3,234
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 3,155 3,202
SBNA Auto Lease Trust
Series 2024-C, Class A3
4.56%, 2/22/28 (1) 1,455 1,458

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SBNA Auto Lease Trust
Series 2024-C, Class A4
4.42%, 3/20/29 (1) 1,045 1,048
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32%, 12/15/28 (1) 3,120 3,132
SBNA Auto Receivables Trust
Series 2025-SF1, Class B
5.12%, 3/17/31 (1) 2,030 2,032
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 2,578 2,599
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 3,700 3,726
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2
4.63%, 7/20/27 (1) 1,825 1,831
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 1,569 1,588
322,318
Collateralized Debt Obligation  7.8%
Battalion IX
Series 2015-9A, Class ARR, CLO, FRN
3M TSFR + 0.96%, 5.274%, 7/15/31 (1) 19,000 18,977
Battalion VIII
Series 2015-8A, Class A2R3, CLO, FRN
3M TSFR + 1.00%, 5.329%, 7/18/30 (1) 6,000 6,000
Battalion XII
Series 2018-12A, Class ARR, CLO, FRN
3M TSFR + 0.93%, 5.115%, 5/17/31 (1) 7,663 7,657
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 5.302%, 1/17/33 (1) 11,025 11,025
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.411%, 11/15/30 (1) 4,056 4,058
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.768%, 4/15/30 (1) 4,700 4,711
CIFC Funding
Series 2013-2A, Class A1L2, CLO, FRN
3M TSFR + 1.262%, 5.591%, 10/18/30 (1) 2,018 2,022
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 5.325%, 10/21/31 (1) 10,909 10,905

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.555%, 10/20/31 (1) 1,886 1,887
Dryden
Series 2017-53A, Class AR, CLO, FRN
3M TSFR + 1.00%, 5.302%, 1/15/31 (1) 12,506 12,514
Dryden
Series 2019-80A, Class ARR, CLO, FRN
3M TSFR + 0.95%, 1/17/33 (1)(2) 6,000 6,000
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.409%, 7/23/32 (1) 4,139 4,140
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 5.375%, 10/20/32 (1) 9,985 9,985
KKR
Series 18, Class A12R, CLO, FRN
3M TSFR + 1.05%, 10/18/35 (1)(2) 12,795 12,795
KKR
Series 49A, Class X, CLO, FRN
3M TSFR + 1.10%, 5.425%, 10/20/37 (1) 2,081 2,078
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.469%, 11/21/30 (1) 5,804 5,806
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 10,638 10,642
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.359%, 7/23/32 (1) 6,104 6,104
Nassau
Series 2018-IIA, Class A, CLO, FRN
3M TSFR + 1.542%, 5.859%, 10/15/31 (1) 986 988
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.478%, 11/13/31 (1) 16,398 16,423
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.475%, 10/20/30 (1) 3,292 3,293
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 5.043%, 2/14/31 (1) 7,709 7,711
OZLM XV
Series 2016-15A, Class A1R3, CLO, FRN
3M TSFR + 1.05%, 5.332%, 4/20/33 (1) 7,000 7,007

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.475%, 1/20/31 (1) 726 726
Romark II
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.14%, 5.458%, 7/25/31 (1) 5,886 5,887
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.518%, 10/15/31 (1) 6,256 6,258
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.525%, 10/20/30 (1) 741 741
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 5.378%, 4/15/31 (1) 2,971 2,972
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.575%, 7/20/31 (1) 4,157 4,159
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 2,057 2,059
Trinitas IX
Series 2018-9A, Class BRRR, CLO, FRN
3M TSFR + 1.70%, 6.025%, 1/20/32 (1) 2,195 2,199
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.518%, 10/15/31 (1) 2,468 2,468
200,197
Equip Lease Heavy Duty  2.1%
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 5,055 5,113
Amur Equipment Finance Receivables XV
Series 2025-1A, Class A2
4.70%, 9/22/31 (1) 4,765 4,811
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 1,535 1,547
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 672 675
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 2,210 2,238
Dell Equipment Finance Trust
Series 2023-2, Class A3
5.65%, 1/22/29 (1) 4,251 4,270

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2025-1, Class A3
4.61%, 2/24/31 (1) 1,925 1,944
Kubota Credit Owner Trust
Series 2024-2A, Class A2
5.45%, 4/15/27 (1) 908 912
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 2,900 2,950
M&T Equipment Notes
Series 2025-1A, Class A2
4.70%, 12/16/27 (1) 6,365 6,399
MMAF Equipment Finance
Series 2023-A, Class A2
5.79%, 11/13/26 (1) 1,135 1,137
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 3,480 3,502
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 581 584
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1) 6,000 6,042
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 2,388 2,395
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 563 573
Verdant Receivables
Series 2025-1A, Class A2
4.85%, 3/13/28 (1) 8,760 8,796
53,888
Home Equity Loans Backed  0.2%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 4,645 4,022
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,123 965
4,987
Other Asset-Backed Securities  2.1%
Affirm Asset Securitization Trust
Series 2025-X1, Class A
5.08%, 4/15/30 (1) 2,742 2,746

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 8,465 8,512
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 2,900 2,917
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 224 221
HPEFS Equipment Trust
Series 2022-2A, Class D
4.94%, 3/20/30 (1) 198 198
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 2,415 2,422
HPEFS Equipment Trust
Series 2024-2A, Class A2
5.50%, 10/20/31 (1) 2,123 2,127
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,880 1,901
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 2,555 2,575
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 3,276 3,298
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 24 23
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 1,231 1,182
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 7,627 6,968
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 5.145%, 4/20/62 (1) 2,364 2,357
Octane Receivables Trust
Series 2023-2A, Class A2
5.88%, 6/20/31 (1) 741 742
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 4,777 4,794

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 377 378
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 4,599 4,625
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 2,868 2,917
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  2,295 2,300
53,203
Student Loans  0.4%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 1,314 1,311
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 312 295
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,300 1,225
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 7,637 6,908
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 662 654
10,393
Total Asset-Backed Securities
(Cost $644,597) 644,986
CORPORATE BONDS
 49.1%
Aerospace & Defense  0.6%
Boeing, 2.70%, 2/1/27  7,500 7,328
Boeing, 3.10%, 5/1/26  7,000 6,924
14,252
Airlines  0.1%
Delta Air Lines, 4.95%, 7/10/28  2,965 2,996
2,996
Automotive  5.9%
American Honda Finance, FRN, SOFR + 0.87%, 5.232%, 7/9/27  8,425 8,451

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
American Honda Finance, FRN, SOFRINDX + 0.72%, 5.083%,
10/5/26  831 833
Daimler Truck Finance North America, 4.30%, 8/12/27 (1) 3,605 3,610
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 2,800 2,845
Ford Motor Credit, 2.70%, 8/10/26  13,650 13,360
Ford Motor Credit, 5.125%, 11/5/26  6,375 6,384
Ford Motor Credit, 5.918%, 3/20/28  2,610 2,651
General Motors Financial, 5.00%, 7/15/27  12,500 12,652
General Motors Financial, 6.05%, 10/10/25  5,500 5,506
Hyundai Capital America, 2.375%, 10/15/27 (1) 6,500 6,238
Hyundai Capital America, 4.85%, 3/25/27 (1) 7,255 7,309
Hyundai Capital America, FRN, SOFR + 1.12%, 5.484%,
6/23/27 (1) 7,500 7,504
LG Energy Solution, 5.375%, 7/2/27  8,785 8,918
Mercedes-Benz Finance North America, 4.80%, 11/13/26 (1) 11,300 11,384
Nissan Motor, 3.522%, 9/17/25 (1) 15,305 15,293
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 5,855 5,615
Stellantis Finance U.S., 5.35%, 3/17/28 (1) 6,240 6,307
TML Holdings, 4.35%, 6/9/26  9,200 9,170
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1) 4,520 4,518
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 1,880 1,893
Volkswagen Group of America Finance, 4.95%, 3/25/27 (1) 6,000 6,040
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 5,925 6,022
152,503
Banking  12.5%
ABN AMRO Bank, 4.80%, 4/18/26 (1) 3,200 3,201
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(3) 4,000 4,080
Australia & New Zealand Banking Group, 4.40%, 5/19/26 (1) 8,355 8,350
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (3) 11,200 11,207
Banco Santander, VR, 5.552%, 3/14/28 (3) 3,800 3,867
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(3) 4,500 4,500
Bank of Montreal, FRN, SOFRINDX + 0.88%, 5.238%, 9/10/27  3,250 3,262
Bank of Nova Scotia, 4.50%, 12/16/25  18,124 18,128
Barclays, 4.375%, 1/12/26  800 800
Barclays, 5.20%, 5/12/26  7,805 7,835
Barclays, VR, 5.674%, 3/12/28 (3) 2,035 2,074
BPCE, VR, 1.652%, 10/6/26 (1)(3) 8,050 8,030
CaixaBank, VR, 6.684%, 9/13/27 (1)(3) 11,450 11,721
Capital One, 3.45%, 7/27/26  1,000 992
Capital One Financial, 3.75%, 7/28/26  9,575 9,516
Capital One Financial, 4.10%, 2/9/27  2,639 2,633
Capital One Financial, 4.20%, 10/29/25  6,900 6,890
Citibank, FRN, SOFR + 0.781%, 5.137%, 5/29/27  6,250 6,288
Citigroup, 5.50%, 9/13/25  3,000 3,000

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cooperatieve Rabobank, 3.75%, 7/21/26  4,320 4,292
Credit Agricole, VR, 5.23%, 1/9/29 (1)(3) 11,185 11,356
Danske Bank, VR, 4.298%, 4/1/28 (1)(3) 5,628 5,626
Deutsche Bank, VR, 2.129%, 11/24/26 (3) 2,464 2,451
Fifth Third Bank, 3.85%, 3/15/26  21,105 21,030
HDFC Bank, 5.686%, 3/2/26  8,500 8,553
HSBC Holdings, VR, 4.899%, 3/3/29 (3) 7,410 7,514
HSBC Holdings, VR, 5.597%, 5/17/28 (3) 5,600 5,714
ING Groep, VR, 6.083%, 9/11/27 (3) 3,845 3,909
Intesa Sanpaolo, 7.00%, 11/21/25 (1) 3,877 3,895
Lloyds Banking Group, 4.582%, 12/10/25  3,100 3,098
Lloyds Banking Group, 4.65%, 3/24/26  20,150 20,169
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (3) 3,980 4,011
Morgan Stanley Bank, FRN, SOFR + 0.94%, 5.304%, 7/14/28  6,500 6,537
Nationwide Building Society, 4.00%, 9/14/26 (1) 3,700 3,673
PNC Bank, FRN, SOFR + 0.73%, 5.094%, 7/21/28  6,500 6,501
Santander Holdings USA, 3.244%, 10/5/26  5,750 5,680
Santander Holdings USA, VR, 5.807%, 9/9/26 (3) 2,475 2,474
Santander U.K. Group Holdings, VR, 1.673%, 6/14/27 (3) 8,000 7,832
Societe Generale, 4.25%, 8/19/26 (1) 3,240 3,229
Societe Generale, FRN, SOFR + 1.10%, 5.466%, 2/19/27 (1) 5,000 5,009
Societe Generale, VR, 5.249%, 5/22/29 (1)(3) 2,455 2,490
Societe Generale, VR, 5.519%, 1/19/28 (1)(3) 10,375 10,501
Standard Chartered, 4.30%, 2/19/27 (1) 3,464 3,456
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3) 1,205 1,231
Standard Chartered, VR, 6.187%, 7/6/27 (1)(3) 5,800 5,885
U.S. Bank, FRN, SOFR + 0.91%, 5.275%, 5/15/28  11,750 11,799
UBS Group, VR, 6.327%, 12/22/27 (1)(3) 5,700 5,853
UniCredit, VR, 2.569%, 9/22/26 (1)(3) 14,585 14,566
Wells Fargo, VR, 5.707%, 4/22/28 (3) 6,480 6,628
321,336
Beverages  0.3%
Keurig Dr Pepper, FRN, SOFR + 0.58%, 4.945%, 11/15/26  6,500 6,501
6,501
Building & Real Estate  0.4%
Emaar Sukuk, 3.635%, 9/15/26  9,561 9,491
9,491
Cable Operators  0.0%
Cox Communications, 3.35%, 9/15/26 (1) 1,000 988
988
Chemicals  1.1%
Celanese U.S. Holdings, 1.40%, 8/5/26  5,048 4,840
Celanese U.S. Holdings, 6.665%, 7/15/27  8,860 9,081

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
International Flavors & Fragrances, 1.23%, 10/1/25 (1) 5,380 5,364
MEGlobal, 2.625%, 4/28/28  10,681 10,165
29,450
Consumer Products  0.7%
KT&G, 5.00%, 5/2/28  4,570 4,657
LG Electronics, 5.625%, 4/24/27 (1) 6,740 6,872
Mattel, 3.375%, 4/1/26 (1) 7,624 7,541
19,070
Drugs  0.6%
BNP Paribas, 4.375%, 9/28/25 (1) 11,650 11,643
BNP Paribas, 4.375%, 5/12/26 (1) 4,000 3,991
BNP Paribas, 4.625%, 3/13/27 (1) 750 752
16,386
Energy  3.0%
Abu Dhabi National Energy, 4.375%, 6/22/26  8,900 8,889
Colorado Interstate Gas, 4.15%, 8/15/26 (1) 1,114 1,109
Continental Resources, 2.268%, 11/15/26 (1) 5,556 5,399
EQT, 3.125%, 5/15/26 (1) 2,000 1,973
Occidental Petroleum, 3.20%, 8/15/26  4,740 4,675
Occidental Petroleum, 3.40%, 4/15/26  4,155 4,145
Occidental Petroleum, 8.50%, 7/15/27  9,294 9,793
ONEOK, 4.85%, 7/15/26  1,000 1,004
ONEOK, 5.55%, 11/1/26  3,665 3,710
Ovintiv, 5.375%, 1/1/26  11,000 11,001
SA Global Sukuk, 1.602%, 6/17/26  9,450 9,249
Sabine Pass Liquefaction, 5.875%, 6/30/26  866 869
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  7,705 7,771
Targa Resources, 5.20%, 7/1/27  3,092 3,143
Targa Resources Partners, 5.00%, 1/15/28  4,064 4,094
76,824
Entertainment & Leisure  0.7%
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 5,250 5,263
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 11,400 11,614
16,877
Financial  2.2%
Ally Financial, 5.75%, 11/20/25  5,500 5,508
Ally Financial, VR, 5.737%, 5/15/29 (3) 3,210 3,333
Bank Mandiri Persero, 5.50%, 4/4/26  9,000 9,071
Hongkong Land Finance Cayman Islands, 4.50%, 10/7/25  4,920 4,919
LPL Holdings, 4.90%, 4/3/28  2,345 2,376
LPL Holdings, 5.70%, 5/20/27  13,063 13,312
QNB Finance, 1.375%, 1/26/26  9,555 9,439

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Western Union, 1.35%, 3/15/26  9,635 9,464
57,422
Food Processing  0.3%
Conagra Brands, 4.85%, 11/1/28  7,260 7,332
7,332
Food/Tobacco  1.1%
BAT Capital, 3.557%, 8/15/27  15,900 15,685
BAT Capital, 4.70%, 4/2/27  2,600 2,614
Imperial Brands Finance, 3.50%, 7/26/26 (1) 1,262 1,250
Imperial Brands Finance, 4.50%, 6/30/28 (1) 2,945 2,963
Kraft Heinz Foods, 3.875%, 5/15/27  5,247 5,207
27,719
Gaming  0.2%
Gohl Capital, 4.25%, 1/24/27  5,040 5,018
5,018
Gas & Gas Transmission  0.3%
National Fuel Gas, 3.95%, 9/15/27  7,559 7,476
7,476
Health Care  3.4%
Centene, 4.25%, 12/15/27  15,632 15,204
HCA, 4.50%, 2/15/27  8,250 8,263
HCA, 5.25%, 6/15/26  10,880 10,877
HCA, 5.875%, 2/15/26  523 522
Highmark, 1.45%, 5/10/26 (1) 12,754 12,499
Icon Investments Six, 5.809%, 5/8/27  9,574 9,756
PRA Health Sciences, 2.875%, 7/15/26 (1) 3,530 3,459
Solventum, 5.45%, 2/25/27  9,005 9,187
UnitedHealth Group, 3.70%, 5/15/27  4,334 4,303
UnitedHealth Group, 4.40%, 6/15/28  1,385 1,395
UnitedHealth Group, 4.60%, 4/15/27  1,113 1,122
Utah Acquisition Sub, 3.95%, 6/15/26  10,400 10,336
86,923
Home Builders  0.6%
Amrize Finance U.S., 3.50%, 9/22/26 (1) 7,500 7,406
Amrize Finance U.S., 4.60%, 4/7/27 (1) 8,450 8,436
15,842
Industrial - Other  0.1%
AGCO, 5.45%, 3/21/27  3,094 3,132
3,132
Information Technology  1.0%
Intel, 2.60%, 5/19/26  4,011 3,961
Intel, 4.875%, 2/10/26  4,550 4,555
Marvell Technology, 1.65%, 4/15/26  15,737 15,443

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NXP, 4.30%, 8/19/28  1,830 1,831
25,790
Insurance  2.6%
Athene Global Funding, 4.95%, 1/7/27 (1) 5,750 5,803
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,000 978
Brown & Brown, 4.70%, 6/23/28  1,385 1,399
CNA Financial, 4.50%, 3/1/26  11,800 11,805
CNO Global Funding, 1.75%, 10/7/26 (1) 4,895 4,756
Corebridge Financial, 3.65%, 4/5/27  9,388 9,302
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 6,215 6,264
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 7,590 7,757
Voya Financial, 3.65%, 6/15/26  17,754 17,650
65,714
Investment Dealers  0.2%
Bank of America, 6.22%, 9/15/26  4,500 4,588
4,588
Manufacturing  1.9%
FMC, 3.20%, 10/1/26  20,803 20,492
Fortive, 3.15%, 6/15/26  1,340 1,328
POSCO, 5.625%, 1/17/26  5,500 5,526
Regal Rexnord, 6.05%, 2/15/26  16,130 16,206
Regal Rexnord, 6.05%, 4/15/28  4,900 5,066
48,618
Metals & Mining  1.0%
ABJA Investment, 5.45%, 1/24/28  7,180 7,327
ArcelorMittal, 4.55%, 3/11/26  2,800 2,797
Freeport Indonesia, 4.763%, 4/14/27  7,100 7,141
Freeport-McMoRan, 4.375%, 8/1/28  4,600 4,596
Freeport-McMoRan, 5.00%, 9/1/27  883 880
Freeport-McMoRan, 5.25%, 9/1/29  2,274 2,306
25,047
Oil Field Service  0.1%
Energy Transfer, 5.50%, 6/1/27  3,500 3,554
3,554
Other Telecommunications  0.9%
Axiata, 4.357%, 3/24/26  8,820 8,821
KT, 4.375%, 1/3/29 (1) 5,260 5,291
NTT Finance, 4.567%, 7/16/27 (1) 4,165 4,194
NTT Finance, FRN, SOFR + 1.08%, 5.442%, 7/16/28 (1) 5,835 5,914
24,220
Petroleum  0.2%
Energy Transfer, 3.90%, 7/15/26  3,997 3,982
3,982

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Pharmaceuticals  0.8%
Bayer U.S. Finance, 6.125%, 11/21/26 (1) 4,227 4,303
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 15,160 15,134
19,437
Real Estate Investment Trust Securities  1.7%
Brixmor Operating Partnership, 3.90%, 3/15/27  14,023 13,954
CubeSmart, 3.125%, 9/1/26  946 933
CubeSmart, 4.00%, 11/15/25  4,075 4,067
Essex Portfolio, 3.375%, 4/15/26  1,899 1,886
Healthcare Realty Holdings, 3.50%, 8/1/26  6,253 6,191
Healthpeak Properties, 3.25%, 7/15/26  8,500 8,418
Kilroy Realty, 4.375%, 10/1/25  9,169 9,165
44,614
Retail  1.2%
CVS Health, 1.30%, 8/21/27  4,600 4,343
CVS Health, 2.875%, 6/1/26  8,120 8,010
CVS Health, 4.30%, 3/25/28  11,950 11,955
Ross Stores, 0.875%, 4/15/26  6,500 6,348
30,656
Supermarkets  0.2%
Cencosud, 4.375%, 7/17/27 (1) 6,010 5,993
5,993
Transportation  0.5%
GATX, 5.40%, 3/15/27  3,230 3,275
Penske Truck Leasing, 1.70%, 6/15/26 (1) 4,239 4,147
Penske Truck Leasing, 3.40%, 11/15/26 (1) 5,000 4,941
12,363
Utilities  1.3%
Ameren, 1.75%, 3/15/28  3,389 3,196
Enel Finance International, 2.125%, 7/12/28 (1) 12,500 11,769
NextEra Energy Capital Holdings, 4.685%, 9/1/27  1,600 1,612
Pacific Gas & Electric, 3.30%, 12/1/27  6,430 6,277
Southern California Edison, 4.90%, 6/1/26  3,000 3,006
Southwestern Electric Power, Series K, 2.75%, 10/1/26  3,700 3,642
Spectra Energy Partners, 3.375%, 10/15/26  3,855 3,813
33,315
Wireless Communications  1.4%
Crown Castle, 1.05%, 7/15/26  6,130 5,956
Crown Castle, 2.90%, 3/15/27  4,250 4,163
Crown Castle, 3.80%, 2/15/28  4,850 4,792
Crown Castle, 4.00%, 3/1/27  3,500 3,483
Rogers Communications, 3.625%, 12/15/25  7,342 7,322
Rogers Communications, 5.00%, 2/15/29  4,425 4,510

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SBA Tower Trust, 1.631%, 11/15/26 (1) 2,850 2,755
SBA Tower Trust, 1.884%, 1/15/26 (1) 1,940 1,918
34,899
Total Corporate Bonds
(Cost $1,251,554) 1,260,328
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 1.8%
Foreign Government & Municipalities (Excluding
Canadian)  1.2%
Government of Japan Treasury Bills, Series 1321, 0.436%,
10/27/25 (JPY)  3,793,600 25,799
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,290 5,405
31,204
Metals & Mining  0.4%
Corp. Nacional del Cobre de Chile, 3.625%, 8/1/27  9,740 9,603
9,603
Petroleum  0.2%
Pertamina Persero, 1.40%, 2/9/26  5,720 5,643
5,643
Total Foreign Government Obligations & Municipalities
(Cost $45,630) 46,450
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 8.4%
Commercial Mortgage-Backed Securities  1.2%
BX Trust
Series 2021-RISE, Class A, ARM
1M TSFR + 0.862%, 5.225%, 11/15/36 (1) 3,018 3,016
FREMF Mortgage Trust
Series 2015-K51, Class C, ARM
4.136%, 10/25/48 (1) 7,730 7,703
FREMF Mortgage Trust
Series 2018-K733, Class B, ARM
4.326%, 9/25/25 (1) 2,895 2,885
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 5.177%, 3/15/36 (1) 7,110 6,968
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 5.755%, 5/15/39 (1) 6,665 6,665

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 5.954%, 6/15/39 (1) 2,440 2,436
29,673
Whole Loans Backed  7.2%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 382 377
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 3,705 3,198
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 7,352 6,689
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 226 222
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP
5.48%, 8/25/70 (1) 5,690 5,734
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 6.25%, 6/25/43 (1) 3,018 3,043
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, CMO, ARM
SOFR30A + 1.10%, 5.448%, 2/25/44 (1) 1,884 1,884
Connecticut Avenue Securities Trust
Series 2024-R05, Class 2M1, CMO, ARM
SOFR30A + 1.00%, 5.348%, 7/25/44 (1) 771 771
Connecticut Avenue Securities Trust
Series 2025-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 5.348%, 5/25/45 (1) 3,977 3,983
Connecticut Avenue Securities Trust
Series 2025-R05, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 5.548%, 7/25/45 (1) 8,739 8,762
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 2,746 2,621
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 3,482 3,468
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP
5.81%, 11/25/69 (1) 5,436 5,489
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 2,473 2,486

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 7,433 7,399
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 189 178
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 2,340 2,241
HOMES Trust
Series 2024-AFC1, Class A1, CMO, STEP
5.224%, 8/25/59 (1) 9,607 9,615
HOMES Trust
Series 2025-NQM4, Class A1, CMO, STEP
5.22%, 8/25/70 (1) 2,408 2,414
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 6,531 5,583
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.195%, 10/25/65 (1) 2,245 2,245
MFA Trust
Series 2020-NQM3, Class A2, CMO, ARM
1.324%, 1/26/65 (1) 568 540
MFA Trust
Series 2023-NQM3, Class A1, CMO, STEP
6.617%, 7/25/68 (1) 1,657 1,669
MFA Trust
Series 2023-NQM4, Class A1, CMO, STEP
6.105%, 12/25/68 (1) 5,624 5,657
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, STEP
5.443%, 7/25/70 (1) 1,060 1,068
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 12,958 11,366
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 5.337%, 10/25/59 (1) 54 54
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 2,902 2,533
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 5.367%, 12/25/49 (1) 411 390

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2025-NQM13, Class A1, CMO, STEP
5.441%, 5/25/65 (1) 8,442 8,507
OBX Trust
Series 2025-NQM14, Class A1F, CMO, ARM
SOFR30A + 1.20%, 5.548%, 7/25/65 (1) 3,916 3,916
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP
5.143%, 7/27/65 (1) 5,340 5,340
Progress Residential Trust
Series 2021-SFR8, Class A
1.51%, 10/17/38 (1) 2,304 2,246
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 130 123
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 3 3
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 1,441 1,366
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 1,279 1,201
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 5.648%, 2/25/42 (1) 1,226 1,228
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.298%, 6/25/42 (1) 3,370 3,438
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.198%, 11/25/43 (1) 2,094 2,117
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.598%, 5/25/44 (1) 3,630 3,645
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 5.398%, 10/25/44 (1) 3,366 3,371
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.598%, 3/25/44 (1) 6,831 6,858
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.298%, 1/25/45 (1) 977 977

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2025-DNA2, Class A1, CMO, ARM
SOFR30A + 1.10%, 5.448%, 5/25/45 (1) 3,053 3,059
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 71 69
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 3,552 3,188
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 3,084 2,756
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 812 781
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 4,719 4,489
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68 (1) 5,409 5,419
Verus Securitization Trust
Series 2023-8, Class A1, CMO, STEP
6.259%, 12/25/68 (1) 1,466 1,481
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP
5.999%, 2/25/68 (1) 1,541 1,541
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68 (1) 3,155 3,200
Verus Securitization Trust
Series 2024-1, Class A1, CMO, STEP
5.712%, 1/25/69 (1) 6,231 6,269
Verus Securitization Trust
Series 2024-INV1, Class A1, CMO, STEP
6.116%, 3/25/69 (1) 2,017 2,039
Verus Securitization Trust
Series 2025-7, Class A1B, CMO, ARM
5.129%, 8/25/70 (1) 2,560 2,555
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 1,358 1,307
184,168
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $218,904) 213,841

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 2.5%
U.S. Government Agency Obligations  2.5%
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
4.807%, 2/15/45  139 135
Federal Home Loan Mortgage, UMBS
6.00%, 10/1/54 - 3/1/55  21,523 22,017
6.50%, 1/1/54 - 1/1/55  25,398 26,421
Federal National Mortgage Assn., CMO, ARM, SOFR30A +
0.514%, 4.863%, 1/25/45  108 107
Federal National Mortgage Assn., UMBS
6.00%, 10/1/54  10,145 10,367
6.50%, 9/1/54  4,795 4,984
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $63,512) 64,031
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 1.6%
U.S. Treasury Obligations  1.6%
U.S. Treasury Notes, 4.125%, 10/31/26  11,800 11,836
U.S. Treasury Notes, 4.125%, 2/28/27 (4) 12,025 12,094
U.S. Treasury Notes, 4.25%, 12/31/26  8,285 8,334
U.S. Treasury Notes, 4.375%, 7/31/26  5,575 5,598
U.S. Treasury Notes, 4.875%, 11/30/25  3,330 3,335
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $41,041) 41,197
SHORT-TERM INVESTMENTS
 11.4%
Commercial Paper  9.9%
4(2)  9.9%(5)
Bacardi-Martini, 4.916%, 9/29/25  7,000 6,971
Bacardi-Martini, 5.027%, 10/9/25  9,500 9,447
Bacardi-Martini, 5.879%, 9/2/25  7,000 6,996
Brunswick, 5.105%, 9/4/25  28,400 28,377
Canadian Natural Resources, 4.836%, 9/25/25  25,200 25,111
Crown Castle International, 5.151%, 9/11/25  5,000 4,991
CVS Health, 5.261%, 9/8/25  700 699
Edison International, 4.602%, 9/2/25  6,300 6,297
Edison International, 4.838%, 9/11/25  7,500 7,488

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Erste Finance Delaware, 5.763%, 9/2/25  10,200 10,195
FMC, 5.428%, 9/18/25  3,200 3,191
Fortune Brands Innovations, 4.627%, 9/23/25  3,000 2,991
Fortune Brands Innovations, 4.815%, 9/4/25  21,800 21,784
Gotham Funding, 4.332%, 9/2/25  6,508 6,505
Harley-Davidson Financial Services, 5.035%, 9/4/25  7,800 7,794
Harley-Davidson Financial Services, 5.04%, 9/3/25  7,000 6,995
Harley-Davidson Financial Services, 5.042%, 10/3/25  6,000 5,973
Harley-Davidson Financial Services, 5.069%, 10/17/25  4,500 4,471
Quanta Services, 4.582%, 9/2/25  20,800 20,789
Southern California Edison, 4.921%, 10/24/25  9,000 8,934
Southern California Edison, 4.921%, 10/27/25  5,000 4,961
Syngenta Wilmington, 4.872%, 9/2/25  5,500 5,497
Targa Resources, 4.502%, 9/2/25  15,000 14,992
Targa Resources, 4.829%, 9/18/25  8,000 7,978
Western Union, 4.492%, 9/2/25  4,500 4,498
WPP, 4.595%, 9/24/25  5,700 5,681
WPP, 4.781%, 9/17/25  15,000 14,964
Total Commercial Paper 254,570
a a a
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.37% (6)(7) 3 3
Total Money Market Funds 3
a a a
U.S. Treasury Obligations  1.5%
U.S. Treasury Bills, 4.212%, 10/14/25  13,000 12,937
U.S. Treasury Bills, 4.227%, 12/4/25 (4) 12,860 12,726
U.S. Treasury Bills, 4.294%, 9/16/25  13,000 12,978
Total U.S. Treasury Obligations 38,641
Total Short-Term Investments
(Cost $293,300) 293,214

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased
0.0%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX. NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 9/17/25 @
0.60%* (8) 1 100,000 17
JPMorgan Chase
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX. NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.60%* (8) 1 98,657 62
Total Options Purchased (Cost $153) 79
Total Investments in Securities 100.0%
(Cost $2,558,691) $ 2,564,126
Other Assets Less Liabilities 0.0% 1,029
Net Assets 100.0% $ 2,565,155
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,159,005 and represents 45.2% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $254,570 and represents 9.9% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
(8) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
OTC Over-the-counter
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX. NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.70%* 1 98,657 (30)
Total Options Written (Premiums $(34)) $ (30)

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/27/25 USD 25,691 JPY 3,793,600 $ (294)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (294)

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 32 U.S. Treasury Long Bond contracts 12/25 (3,656) $ (12)
Short, 711 U.S. Treasury Notes five year contracts 12/25 (77,832) (163)
Short, 114 U.S. Treasury Notes ten year contracts 12/25 (12,825) (58)
Short, 249 U.S. Treasury Notes two year contracts 12/25 (51,926) (65)
Short, 13 Ultra U.S. Treasury Bonds contracts 12/25 (1,516) 7
Short, 132 Ultra U.S. Treasury Notes ten year
contracts 12/25 (15,102) (59)
Short, 244 Three Month SOFR Futures contracts 3/27 (59,185) (188)
Net payments (receipts) of variation margin to date 592
Variation margin receivable (payable) on open futures contracts $ 54

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 3++
Totals $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 1,706  ¤  ¤ $ 3
Total $ 3^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-
Term Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Ultra Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Ultra Short-Term Bond Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Ultra Short-Term Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,270,833 $ — $ 2,270,833
Short-Term Investments 3 293,211 — 293,214
Options Purchased — 79 — 79
Total Securities 3 2,564,123 — 2,564,126
Futures Contracts* 7 — — 7
Total $ 10 $ 2,564,123 $ — $ 2,564,133
Liabilities
Options Written $ — $ 30 $ — $ 30
Forward Currency Exchange
Contracts — 294 — 294
Futures Contracts* 545 — — 545
Total $ 545 $ 324 $ — $ 869
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations
& Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F188-054Q1 08/25